Condensed Consolidated Statements of Operations (Unaudited) (USD $)	3 Months Ended		6 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013
Operating expenses:
Research and development	$ 833,893	$ 438,157	$ 1,401,046	$ 872,916
Research and development-related party	155,074	1,198,297	1,137,097	1,198,297
General and administrative expenses	710,951	669,847	1,225,456	1,737,824
Total operating expenses	1,699,918	2,306,301	3,763,599	3,809,037
Loss from operations	(1,699,918)	(2,306,301)	(3,763,599)	(3,809,037)
Other income (expenses):
Other income (expense)	292	697	618	2,093
Interest expense	(254,143)	(260,323)	(736,553)	(381,518)
Private placement costs			(3,340,030)
Change in fair value of derivative liabilities	2,484,433		2,239,082
Net income (loss) before income taxes	530,664	(2,565,927)	(5,600,482)	(4,188,462)
Provision for income taxes			2,165	1,365
Net income (loss)	$ 530,664	$ (2,565,927)	$ (5,602,647)	$ (4,189,827)
Basic income (loss) per share (in Dollars per share)	$ 0.11	$ (0.64)	$ (1.26)	$ (1.07)
Diluted income (loss) per share (in Dollars per share)	$ 0.10	$ (0.64)	$ (1.26)	$ (1.07)
Basic weighted average shares outstanding (in Shares)	4,618,409	4,003,358	4,415,392	3,900,847
Diluted weighted average shares outstanding (in Shares)	5,156,956	4,003,358	4,415,392	3,900,847